Leases (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Leases (Textual) [Abstract]
Rent expense under non-cancelable operating leases for continuing operations	$ 26.0	$ 21.9	$ 18.7
Maximum [Member]
Property, Plant and Equipment [Line Items]
Lease period of assets of the company	12 years
Minimum [Member]
Property, Plant and Equipment [Line Items]
Lease period of assets of the company	1 year